ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2017
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2016	2017
	US$	US$
Accounts receivable	6,115	6,716
Less: allowance for doubtful accounts	(661)	(1,191)

Accounts receivable, net	5,454	5,525

Movement of allowance for doubtful accounts was as follows:

	As of September 30,
	2016	2017
	US$	US$
Balance at beginning of the year	158	661
Increase of the allowance for doubtful accounts	510	516
Foreign currency adjustment	(7)	14

Balance at end of the year	661	1,191